Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 3,015	$ 787
Accrued salaries and benefits	4,143	1,231
Lease liability – current portion	2,256	494
Total Accrued expenses and other current liabilities	$ 9,414	$ 2,512